Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2019
Basis Of Preparation [Abstract]
Disclosure of subsidiaries [Table Text Block]
			Classification and accounting
Affiliate name	Location	Interest	method
Asanko Gold South Africa (PTY) Ltd.	South Africa	100%	Consolidated
Asanko International (Barbados) Inc.	Barbados	100%	Consolidated
Asanko Gold (Barbados) Inc.	Barbados	100%	Consolidated
Asanko Gold Ghana Limited	Ghana	45%	Joint venture; equity method
Adansi Gold Company (GH) Limited	Ghana	50%	Joint venture; equity method
Shika Group Finance Limited	Isle of Man	50%	Joint venture; equity method